CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenue	$ 62,752	$ 67,826
Net income	707	5,354
Items that may be reclassified to net income
Financial contracts and power sale agreements	(218)	(52)
Marketable securities	285	75
Equity accounted investments	(82)	(37)
Foreign currency translation	(1,294)	(403)
Income taxes	(38)	(15)
Other comprehensive income that may be reclassified to net income	(1,347)	(432)
Items that will not be reclassified to net income
Revaluations of property, plant and equipment	4,794	3,328
Revaluation of pension obligations	(298)	(149)
Equity accounted investments	36	354
Marketable securities	316	299
Income taxes	(1,188)	(688)
Other comprehensive income that will not be reclassified to net income	3,660	3,144
Other comprehensive income	2,313	2,712
Comprehensive income	3,020	8,066
Attributable to:
Net income attributable to shareholders	(134)	2,807
Other comprehensive income	818	524
Comprehensive income	684	3,331
Net income	841	2,547
Comprehensive income	2,336	4,735
Direct costs	47,386	52,728
Other income and gains	785	1,285
Consolidated equity accounted income (loss)	(79)
Interest expense	7,213	7,227
Corporate Costs	101	98
Fair value changes	(1,423)	(831)
Depreciation and amortisation expense	5,791	4,876
Tax expense (income)	$ 837	$ 495
Diluted	$ (0.12)	$ 1.73
Basic	$ (0.12)	$ 1.78